Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income for the year	$ 24,995	$ 36,755	$ 19,986
Adjustments for:
Pension and medical benefits	1,542	1,228	2,098
Results of equity-accounted investments	304	(251)	(1,607)
Depreciation, depletion and amortization	13,280	13,218	11,695
Impairment of assets (reversals), net	2,680	1,315	(3,190)
Inventory write down (write-back) to net realizable value	(7)	11	(1)
Allowance (reversals) for credit loss on trade and other receivables, net	40	65	(30)
Exploratory expenditure write-offs	421	691	248
Gain on disposal/write-offs of assets	(1,295)	(1,144)	(1,900)
Foreign exchange, indexation and finance charges	2,498	4,557	10,795
Income taxes	10,401	16,770	8,239
Revision and unwinding of discount on the provision for decommissioning costs	2,052	745	661
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation		(1)	(986)
Results from co-participation agreements in bid areas	(284)	(4,286)	(631)
Assumption of interest in concessions			(164)
Early termination and cash outflows revision of lease agreements	(415)	(629)	(545)
Losses with legal, administrative and arbitration proceedings, net	797	1,362	740
Decrease (Increase) in assets
Trade and other receivables	88	355	(2,075)
Inventories	1,564	(1,217)	(2,334)
Judicial deposits	(1,723)	(1,709)	(1,141)
Other assets	324	(413)	(289)
Increase (Decrease) in liabilities
Trade payables	(954)	(359)	1,073
Other taxes payable	(431)	(2,441)	2,835
Pension and medical benefits	(927)	(2,130)	(2,239)
Provisions for legal proceedings	(591)	(380)	(643)
Other employee benefits	356	(182)	(312)
Provision for decommissioning costs	(902)	(602)	(730)
Other liabilities	(569)	(95)	376
Income taxes paid	(10,032)	(11,516)	(2,138)
Net cash provided by operating activities	43,212	49,717	37,791
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(12,114)	(9,581)	(6,325)
Acquisition of equity interests	(24)	(27)	(24)
Proceeds from disposal of assets - Divestment	3,606	4,846	4,783
Financial compensation from co-participation agreements	391	7,284	2,938
Divestment (Investment) in marketable securities	98	(3,328)	4
Dividends received	88	374	781
Net cash (used in) provided by investing activities	(7,955)	(432)	2,157
Cash flows from financing activities
Changes in non-controlling interest	1	63	(24)
Proceeds from finance debt	2,210	2,880	1,885
Repayment of principal - finance debt	(4,193)	(9,334)	(21,413)
Repayment of interest - finance debt	(1,978)	(1,850)	(2,229)
Repayment of lease liability	(6,286)	(5,430)	(5,827)
Dividends paid to Shareholders of Petrobras	(19,670)	(37,701)	(13,078)
Share repurchase program	(735)
Dividends paid to non-controlling interests	(49)	(81)	(105)
Net cash used in financing activities	(30,700)	(51,453)	(40,791)
Effect of exchange rate changes on cash and cash equivalents	174	(316)	(402)
Net change in cash and cash equivalents	4,731	(2,484)	(1,245)
Cash and cash equivalents at the beginning of the year	7,996	10,480	11,725
Cash and cash equivalents at the end of the year	$ 12,727	$ 7,996	$ 10,480